Commodity And Other Derivative Contractual Assets And Liabilities (Derivative (Income Statement Presentation) and Derivative type (Income Statement Presentation of Loss Reclassified from Accumulated OCI into Income)) (Details) - USD ($)
$ in Millions
	3 Months Ended	9 Months Ended	12 Months Ended
	Dec. 31, 2016	Oct. 02, 2016	Dec. 31, 2017	Dec. 31, 2015
Successor
Derivative Instruments, Gain (Loss) [Line Items]
Net gain (loss)	$ (82)		$ 64
Successor | Operating revenues [Member] | Commodity contracts [Member]
Derivative Instruments, Gain (Loss) [Line Items]
Net gain (loss)	(92)		56
Successor | Fuel, purchased power costs and delivery fees [Member] | Commodity contracts [Member]
Derivative Instruments, Gain (Loss) [Line Items]
Net gain (loss)	21		6
Successor | Net gain from commodity hedging and trading activities [Member] | Commodity contracts [Member]
Derivative Instruments, Gain (Loss) [Line Items]
Net gain (loss)	0		0
Successor | Interest Expense [Member] | Interest Rate Swap [Member]
Derivative Instruments, Gain (Loss) [Line Items]
Net gain (loss)	$ (11)		$ 2
Predecessor
Derivative Instruments, Gain (Loss) [Line Items]
Net gain (loss)		$ 194		$ 380
Predecessor | Operating revenues [Member] | Commodity contracts [Member]
Derivative Instruments, Gain (Loss) [Line Items]
Net gain (loss)		0		0
Predecessor | Fuel, purchased power costs and delivery fees [Member] | Commodity contracts [Member]
Derivative Instruments, Gain (Loss) [Line Items]
Net gain (loss)		0		0
Predecessor | Net gain from commodity hedging and trading activities [Member] | Commodity contracts [Member]
Derivative Instruments, Gain (Loss) [Line Items]
Net gain (loss)		194		380
Predecessor | Interest Expense [Member] | Interest Rate Swap [Member]
Derivative Instruments, Gain (Loss) [Line Items]
Net gain (loss)		$ 0		$ 0